Segment Information - Schedule of Geographical Information (Details) - USD ($)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement Line Items [Line Items]
Current assets		$ 7,491,611	$ 20,259,394	$ 6,888,264
Property and equipment		3,185,754	3,143,060	9,299,513
Patents and licenses		438,677	452,384	466,714
Right of use asset		520,686	222,517
Goodwill and intangible assets				8,483,412
Total Assets		11,636,728	24,077,355	25,137,903
Selling, marketing and administration		8,137,998	6,697,387	6,173,875
Research and development		6,634,317	2,083,815	2,262,476
Impairment of long lived assets			1,764,459
Interest expense		937,903	819,911
Amortization of debt issuance costs			372,340
Other income, including interest		(41,148)	(10,540)	(14,234)
Credit loss on receivable from the sale of discontinued operation		2,500,000
Net loss from continuing operations		(18,169,070)	(11,434,632)	(8,422,117)
Income tax recovery	[1]		292,740
Income from discontinued operations, net of taxes			5,481,757	(7,900,662)
Net income (loss)		(18,169,070)	(5,952,875)	(16,322,779)
Asia [Member]
Statement Line Items [Line Items]
Current assets		304,450	86,849	4,283,008
Property and equipment		2,982,496	3,055,906	9,136,694
Patents and licenses				18,464
Right of use asset		289,542	222,517
Goodwill and intangible assets				6,718,953
Total Assets		3,576,488	3,365,272	20,157,119
Selling, marketing and administration		1,182,054	217,416
Research and development		3,269,873	218,900
Impairment of long lived assets
Interest expense		20,181	4,705
Amortization of debt issuance costs
Other income, including interest
Credit loss on receivable from the sale of discontinued operation
Net loss from continuing operations			(441,021)
Income tax recovery
Income from discontinued operations, net of taxes			5,481,757	(7,900,662)
Net income (loss)		(4,472,108)	5,040,736	(7,900,662)
US [Member]
Statement Line Items [Line Items]
Current assets		69,874	22,523	302,405
Property and equipment		203,258	87,154	162,819
Patents and licenses		438,677	452,384	448,250
Right of use asset		231,144
Goodwill and intangible assets				1,764,459
Total Assets		942,953	562,061	2,677,933
Selling, marketing and administration		5,495,161	5,126,260	5,169,619
Research and development		1,447,729	107,161	1,715,154
Impairment of long lived assets
Interest expense		24,474
Amortization of debt issuance costs
Other income, including interest
Credit loss on receivable from the sale of discontinued operation
Net loss from continuing operations			(4,940,681)	(6,884,773)
Income tax recovery			(292,740)
Income from discontinued operations, net of taxes
Net income (loss)		(6,967,364)	(4,940,681)	(6,884,773)
Canada [Member]
Statement Line Items [Line Items]
Current assets		7,117,287	20,150,022	2,302,851
Property and equipment
Patents and licenses
Right of use asset
Goodwill and intangible assets
Total Assets		7,117,287	20,150,022	2,302,851
Selling, marketing and administration		1,460,783	1,353,711	1,004,256
Research and development		1,916,715	1,757,754	547,322
Impairment of long lived assets			1,764,459
Interest expense		893,248	815,206
Amortization of debt issuance costs			372,340
Other income, including interest		(41,148)	(10,540)	(14,234)
Credit loss on receivable from the sale of discontinued operation		2,500,000
Net loss from continuing operations			(6,052,930)	(1,537,344)
Income tax recovery
Income from discontinued operations, net of taxes
Net income (loss)		$ (6,729,598)	$ (6,052,930)	$ (1,537,344)

[1]	Deferred tax recovery and income tax recovery recognized for 2018 and 2017 are included Income (loss) from discontinued operations, net of taxes on the consolidated statements of operations and deficit.